UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-09637
                                   811-09739

Name of Fund: Merrill Lynch Large Cap Value Fund of Merrill Lynch Large Cap
              Series Funds, Inc. Master Large Cap Value Portfolio of Master Large Cap Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Large Cap Value Fund of Merrill Lynch Large Cap Series Funds, Inc. and Master Large Cap Value Portfolio of Master Large Cap Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/05

Date of reporting period: 11/01/04 - 04/30/05

Item 1 - Report to Stockholders

                        Merrill Lynch
                        Large Cap Value Fund
                        Of Merrill Lynch Large Cap Series Funds, Inc.

Semi-Annual Report
April 30, 2005

Merrill Lynch Large Cap Value Fund

Officers and Directors/Trustees

Robert C. Doll, Jr., President, Director/Trustee
 and Portfolio Manager
James H. Bodurtha, Director/Trustee
Joe Grills, Director/Trustee
Herbert I. London, Director/Trustee
Roberta Cooper Ramo, Director/Trustee
Robert S. Salomon, Jr., Director/Trustee
Stephen B. Swensrud, Director/Trustee
Donald C. Burke, Vice President and Treasurer
Jeffrey Hiller, Chief Compliance Officer
Alice A. Pellegrino, Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

--------------------------------------------------------------------------------
Effective January 1, 2005, Terry K. Glenn retired as President and Director/Trustee of Merrill Lynch Large Cap Series Fund, Inc. and Master Large Cap Series Trust. The Fund's/Trust's Board of Directors/Trustees wishes Mr. Glenn well in his retirement.

Effective January 1, 2005, Robert C. Doll, Jr. became President and Director/Trustee of the Fund and the Trust.
--------------------------------------------------------------------------------


2       MERRILL LYNCH LARGE CAP VALUE FUND      APRIL 30, 2005

A Letter From the President

Dear Shareholder

Financial markets faced a number of crosscurrents over the past several months, but most major benchmarks managed to post positive returns for the annual and semi-annual reporting periods ended April 30, 2005:

Total Returns as of April 30, 2005                              6-month    12-month
===================================================================================
U.S. equities (Standard & Poor's 500 Index)                      +3.28%     + 6.34%
-----------------------------------------------------------------------------------
Small-cap U.S. equities (Russell 2000 Index)                     -0.15%     + 4.71%
-----------------------------------------------------------------------------------
International equities (MSCI Europe Australasia Far East Index)  +8.71%     +14.95%
-----------------------------------------------------------------------------------
Fixed income (Lehman Brothers Aggregate Bond Index)              +0.98%     + 5.26%
-----------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)   +1.93%     + 6.81%
-----------------------------------------------------------------------------------
High yield bonds (Credit Suisse First Boston High Yield Index)   +0.65%     + 6.92%
-----------------------------------------------------------------------------------

After expanding at an annualized rate of 4.4% in 2004, U.S. gross domestic product growth for the first quarter of 2005 came in at an estimated 3.1% (although that figure was later revised upward to 3.5%). Nevertheless, the Federal Reserve Board continued increasing interest rates at a measured pace to combat emergent inflation. The most recent hike came on May 3, and brought the federal funds rate to 3%. Recently, signs of inflation have taken the form of rising business costs and increasing consumer prices, particularly in the areas of gasoline, healthcare, housing and education.

U.S. equities ended 2004 in a strong rally, but stumbled into negative territory in 2005. The market weakness was largely fueled by the potential for slowing economic and corporate earnings growth, renewed energy price concerns and a lack of investor conviction. On the positive side, certain sectors of the market have been performing well (particularly energy) and corporate transactions, such as mergers and acquisitions, stock buy-backs and dividend payouts, have all increased. International equities, especially in Asia, have benefited from higher economic growth rates.

In the bond market, we witnessed a yield curve flattening trend over the past several months as short-term yields increased and longer-term interest rates remained more stable or fell. At the end of April 2005, the two-year Treasury note yielded 3.66% and the 10-year Treasury note yielded 4.21%, a difference of 55 basis points (.55%). This compared to a spread of 149 basis points six months earlier and 222 basis points 12 months ago.

Looking ahead, the environment is likely to be a challenging one for investors. With this in mind, we encourage you to meet with your financial advisor to review your goals and asset allocation and to rebalance your portfolio, as necessary, to ensure it remains aligned with your objectives and risk tolerance. As always, we thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.

                                 Sincerely,


                                 /s/ Robert C. Doll, Jr.

                                 Robert C. Doll, Jr.
                                 President and Director/Trustee


        MERRILL LYNCH LARGE CAP VALUE FUND      APRIL 30, 2005                 3

A Discussion With Your Fund's Portfolio Manager

      The Fund significantly outperformed both its benchmark and its comparable Lipper category average for the period, benefiting primarily from successful stock selection across various industry sectors.

How did the Fund perform during the period in light of the existing market conditions?

For the six-month period ended April 30, 2005, the Fund's Class A, Class B, Class C, Class I and Class R Shares had total returns of +8.04%, +7.61%, +7.69%, +8.15% and +7.93%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 and 7 of this report to shareholders.) These results compare quite favorably to the +6.72% return of the Fund's unmanaged benchmark, the Russell 1000 Value Index, for the same period. In addition, the Fund significantly outperformed its comparable Lipper category of Multi-Cap Value Funds, which posted an average return of +5.15% for the six-month period. (Funds in this Lipper category invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap Value funds typically have a below-average price-to-earnings ratio, price-to-book ratio and three-year sales-per-growth value compared to the S&P SuperComposite 1500 Index.)

The Fund invests primarily in a diversified portfolio of large cap companies selected from securities found in the Russell 1000 Index. Stock selection in the health care sector (particularly health care providers and services) and financials (particularly insurance) benefited Fund performance. In the energy sector, the combination of a sector overweight and effective stock selection enhanced returns, although this was somewhat offset by the negative impact of our underweight position in Exxon Mobil Corp. Detracting from performance versus the benchmark was our relative weighting and security selection in the technology and consumer staples sectors.

At the individual stock level, the largest positive contributors to performance during the six-month period were Humana, Inc., PacifiCare Health Systems, Valero Energy Corp. and Cigna Corp. For the most part, we retained our positions in these strong performers, although we do typically take some marginal profits in select stocks that appreciate significantly. This allows us to maintain our desired relative weightings in any individual stock and/or sector. Also benefiting Fund performance were our underweight positions in JPMorgan Chase & Co., Verizon Communications Inc. and International Business Machines Corp.

Hindering relative performance somewhat was an underweight position in Altria Group. The largest individual detractors included Dynegy, Inc., Claire's Stores, Inc. and Eastman Kodak Co. Each of these stocks disappointed during the period as company fundamentals developed unfavorably and, in general, contrary to our expectations. As part of our overall investment strategy, we eliminated or reduced the detractors to make room in the portfolio for stocks with more promising investment cases.

Because the Fund invests in large-capitalization stocks that represent a significant part of the U.S. stock market, its portfolio was influenced by the same economic and market events that affected the broader stock market during the period. Over the past six months, the markets reacted to positive and negative economic news, as well as national and international events, such as the conclusion of the U.S. presidential election and the ongoing war and elections in Iraq. The major indexes posted impressive returns in the fourth quarter of 2004, although these gains were largely given back in the new year as concerns grew over inflation, record-high oil prices, the weakening of the U.S. dollar and the threat of continuing interest rate hikes. Under these conditions, large-capitalization shares were favored by investors. Notably, value stocks outperformed during the period. For the six months ended April 30, 2005, the Russell 1000 Value Index's return of +6.72% far outpaced the +1.14% return of the Russell 1000 Growth Index. An advanced estimate of first quarter 2005 gross domestic product (GDP) growth came in unexpectedly low at 3.1%, although that figure was later revised upward to 3.5%. However, throughout this challenging environment, solid growth in corporate profits was recorded, and the housing market continued at a strong pace.

The recent correction in the broad markets--and cyclical stocks in particular -- reflects both general concerns over the slowing of economic growth and specific concerns regarding the impact of tighter monetary policy, higher energy prices, currency market volatility and credit market risks. Amid these conditions, we are pleased with the Fund's ability to outperform its benchmark and its peers.


4       MERRILL LYNCH LARGE CAP VALUE FUND      APRIL 30, 2005

What changes were made to the Portfolio during the period?

We maintained a procyclical bias throughout the period. Through our bottom-up stock selection process, we continued to identify stocks with favorable growth characteristics and earnings developments, selling at attractive relative valuations. As a result of this process, we increased our positions relative to the benchmark in the information technology, energy and health care sectors. We reduced our positions in the consumer discretionary, industrials, utilities, consumer staples and materials sectors, although the Portfolio remained overweight in materials at period-end.

The largest purchases during the period included Exxon Mobil Corp., Hewlett-Packard Co., Lehman Brothers Holdings, Inc. and Unocal Corp. The largest sales included McDonald's Corp., WellPoint, Inc., Countrywide Financial Corp. and Costco Wholesale Corp. These transactions reflected our ongoing refinement of the portfolio, as we continue to look for stocks that best meet our investment criteria while pruning those that have deteriorated versus our original assessment.

How would you characterize the Portfolio's position at the close of the period?

The Portfolio's largest overweights as of April 30, 2005 were in information technology, which we believe should benefit from strong earnings growth, as well as energy, health care and materials. The largest underweights were in financials, which tend to underperform in periods of rising interest rates, telecommunications services, consumer staples, industrials and utilities.

Companies exhibiting good earnings momentum, earnings surprise and valuation characteristics continue to deliver strong performance, and we remain committed to these disciplines for stock selection. The Portfolio remains positioned in cyclical stocks, which should benefit amid favorable economic conditions. Despite softer first quarter GDP growth and some recent rumblings of an economic slowdown, we believe the current environment is still generally supportive of equities. Having said that, we continue to believe that a highly diversified portfolio and a focus on individual security selection (rather than a more macro approach) is appropriate and should be rewarded on a relative basis.

Robert C. Doll, Jr.
President, Director/Trustee and Portfolio Manager

May 26, 2005


        MERRILL LYNCH LARGE CAP VALUE FUND      APRIL 30, 2005                 5

Performance Data

About Fund Performance

Investors are able to purchase shares of the Fund through multiple pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and an account maintenance fee of 0.25% per year (but no distribution fee).

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. All Class B Shares purchased prior to June 1, 2001 will maintain the four-year schedule. In addition, Class B Shares are subject to a distribution fee of 0.75% per year and an account maintenance fee of 0.25% per year. These shares automatically convert to Class A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

o Class C Shares are subject to a distribution fee of 0.75% per year and an account maintenance fee of 0.25% per year. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class I Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

o Class R Shares do not incur a maximum sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and an account maintenance fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to inception, Class R Share performance results are those of Class I Shares (which have no distribution or account maintenance fees) restated for Class R Share fees.

None of the past results shown should be considered a representation of future performance. Current performance may be lower or higher than the performance data quoted. Refer to www.mlim.ml.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

                                            6-Month         12-Month     Since Inception
As of April 30, 2005                      Total Return    Total Return    Total Return
========================================================================================
ML Large Cap Value Fund Class A Shares*      +8.04%          +14.25%         +57.14%
----------------------------------------------------------------------------------------
ML Large Cap Value Fund Class B Shares*      +7.61           +13.35          +50.87
----------------------------------------------------------------------------------------
ML Large Cap Value Fund Class C Shares*      +7.69           +13.43          +50.88
----------------------------------------------------------------------------------------
ML Large Cap Value Fund Class I Shares*      +8.15           +14.54          +59.30
----------------------------------------------------------------------------------------
ML Large Cap Value Fund Class R Shares*      +7.93           +14.02          +55.96
----------------------------------------------------------------------------------------
Russell 1000(R) Value Index**                +6.72           +13.92          +29.79
----------------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Cumulative total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Since inception total return is from 12/22/99.
** This unmanaged broad-based Index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with lower price/book ratios and lower forecasted growth values. Since inception total return is from 12/22/99.

      Russell 1000 is a registered trademark of the Frank Russell Company.


6       MERRILL LYNCH LARGE CAP VALUE FUND      APRIL 30, 2005

Performance Data (concluded)

Average Annual Total Return

                                        Return Without              Return With
                                         Sales Charge             Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 4/30/05                     +14.25%                    +8.25%
--------------------------------------------------------------------------------
Five Years Ended 4/30/05                   + 7.71                     +6.55
--------------------------------------------------------------------------------
Inception (12/22/99)
through 4/30/05                            + 8.80                     +7.71
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                Return                 Return
                                             Without CDSC            With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 4/30/05                         +13.35%                 +9.35%
--------------------------------------------------------------------------------
Five Years Ended 4/30/05                       + 6.88                  +6.57
--------------------------------------------------------------------------------
Inception (12/22/99)
through 4/30/05                                + 7.98                  +7.85
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**    Assuming payment of applicable contingent deferred sales charge.

--------------------------------------------------------------------------------
                                                Return                 Return
                                             Without CDSC            With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 4/30/05                         +13.43%                +12.43%
--------------------------------------------------------------------------------
Five Years Ended 4/30/05                       + 6.88                 + 6.88
--------------------------------------------------------------------------------
Inception (12/22/99)
through 4/30/05                                + 7.98                 + 7.98
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales charge.

--------------------------------------------------------------------------------
                                        Return Without              Return With
                                         Sales Charge             Sales Charge**
================================================================================
Class I Shares*
================================================================================
One Year Ended 4/30/05                     +14.54%                    +8.52%
--------------------------------------------------------------------------------
Five Years Ended 4/30/05                   + 7.98                     +6.83
--------------------------------------------------------------------------------
Inception (12/22/99)
through 4/30/05                            + 9.08                     +7.99
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

--------------------------------------------------------------------------------
Class R Shares                                                            Return
================================================================================
One Year Ended 4/30/05                                                   +14.02%
--------------------------------------------------------------------------------
Five Years Ended 4/30/05                                                 + 7.57
--------------------------------------------------------------------------------
Inception (12/22/99) through 4/30/05                                     + 8.65
--------------------------------------------------------------------------------


        MERRILL LYNCH LARGE CAP VALUE FUND      APRIL 30, 2005                 7

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12(b)-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on November 1, 2004 and held through April 30, 2005) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                              Expenses Paid
                                                         Beginning            Ending        During the Period*
                                                       Account Value       Account Value     November 1, 2004
                                                     November 1, 2004     April 30, 2005    to April 30, 2005
==============================================================================================================
Actual
==============================================================================================================
Class A                                                   $1,000             $1,080.40            $ 6.33
--------------------------------------------------------------------------------------------------------------
Class B                                                   $1,000             $1,076.10            $10.30
--------------------------------------------------------------------------------------------------------------
Class C                                                   $1,000             $1,076.90            $10.30
--------------------------------------------------------------------------------------------------------------
Class I                                                   $1,000             $1,081.50            $ 5.03
--------------------------------------------------------------------------------------------------------------
Class R                                                   $1,000             $1,079.30            $ 7.62
==============================================================================================================
Hypothetical (5% annual return before expenses)**
==============================================================================================================
Class A                                                   $1,000             $1,018.85            $ 6.14
--------------------------------------------------------------------------------------------------------------
Class B                                                   $1,000             $1,015.01            $10.00
--------------------------------------------------------------------------------------------------------------
Class C                                                   $1,000             $1,015.01            $10.00
--------------------------------------------------------------------------------------------------------------
Class I                                                   $1,000             $1,020.09            $ 4.89
--------------------------------------------------------------------------------------------------------------
Class R                                                   $1,000             $1,017.60            $ 7.39
--------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.22% for Class A, 1.99% for Class B, 1.99% for Class C, .97% for Class I and 1.47% for Class R), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master fund in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half-year divided by 365.


8       MERRILL LYNCH LARGE CAP VALUE FUND      APRIL 30, 2005

Statement of Assets and Liabilities           Merrill Lynch Large Cap Value Fund

As of April 30, 2005
==========================================================================================================================
Assets
--------------------------------------------------------------------------------------------------------------------------
                       Investment in Master Large Cap Value Portfolio
                        (the "Portfolio"), at value
                        (identified cost--$941,906,238) ...........................                        $ 1,060,237,462
                       Prepaid expenses and other assets ..........................                                124,536
                                                                                                           ---------------
                       Total assets ...............................................                          1,060,361,998
                                                                                                           ---------------
==========================================================================================================================
Liabilities
--------------------------------------------------------------------------------------------------------------------------
                       Payables:
                          Distributor .............................................    $       488,347
                          Other affiliates ........................................            272,950
                          Administrator ...........................................            204,255
                                                                                       ---------------
                       Total liabilities ..........................................                                965,552
                                                                                                           ---------------
==========================================================================================================================
Net Assets
--------------------------------------------------------------------------------------------------------------------------
                       Net assets .................................................                        $ 1,059,396,446
                                                                                                           ===============
==========================================================================================================================
Net Assets Consist of
--------------------------------------------------------------------------------------------------------------------------
                       Class A Shares of Common Stock, $.10 par value,
                        100,000,000 shares authorized .............................                        $     1,723,714
                       Class B Shares of Common Stock, $.10 par value,
                        200,000,000 shares authorized .............................                              1,620,755
                       Class C Shares of Common Stock, $.10 par value,
                        100,000,000 shares authorized .............................                              2,061,311
                       Class I Shares of Common Stock, $.10 par value,
                        100,000,000 shares authorized .............................                              1,591,748
                       Class R Shares of Common Stock, $.10 par value,
                        200,000,000 shares authorized .............................                                182,395
                       Paid-in capital in excess of par ...........................                            905,638,862
                       Undistributed investment income--net .......................    $       116,635
                       Undistributed realized capital gains allocated from the
                        Portfolio--net ............................................         28,129,802
                       Unrealized appreciation allocated from the Portfolio--net ..        118,331,224
                                                                                       ---------------
                       Total accumulated earnings--net ............................                            146,577,661
                                                                                                           ---------------
                       Net Assets .................................................                        $ 1,059,396,446
                                                                                                           ===============
==========================================================================================================================
Net Asset Value
--------------------------------------------------------------------------------------------------------------------------
                       Class A--Based on net assets of $259,110,375 and
                        17,237,143 shares outstanding .............................                        $         15.03
                                                                                                           ===============
                       Class B--Based on net assets of $233,729,014 and
                        16,207,546 shares outstanding .............................                        $         14.42
                                                                                                           ===============
                       Class C--Based on net assets of $297,172,779 and
                        20,613,105 shares outstanding .............................                        $         14.42
                                                                                                           ===============
                       Class I--Based on net assets of $242,594,543 and
                        15,917,478 shares outstanding .............................                        $         15.24
                                                                                                           ===============
                       Class R--Based on net assets of $26,789,735 and
                        1,823,945 shares outstanding ..............................                        $         14.69
                                                                                                           ===============

      See Notes to Financial Statements.


        MERRILL LYNCH LARGE CAP VALUE FUND      APRIL 30, 2005                 9

Statement of Operations                       Merrill Lynch Large Cap Value Fund

For the Six Months Ended April 30, 2005
==========================================================================================================================
Investment Income
--------------------------------------------------------------------------------------------------------------------------
                       Net investment income allocated from the Portfolio:
                          Dividends ...............................................                        $     7,665,097
                          Interest from affiliates ................................                                 42,751
                          Securities lending--net .................................                                 12,128
                          Expenses ................................................                             (2,653,169)
                                                                                                           ---------------
                       Total income ...............................................                              5,066,807
                                                                                                           ---------------
==========================================================================================================================
Expenses
--------------------------------------------------------------------------------------------------------------------------
                       Account maintenance and distribution fees--Class C .........    $     1,335,414
                       Administration fees ........................................          1,211,538
                       Account maintenance and distribution fees--Class B .........          1,188,866
                       Account maintenance fees--Class A ..........................            274,786
                       Transfer agent fees--Class C ...............................            218,464
                       Transfer agent fees--Class B ...............................            194,664
                       Transfer agent fees--Class I ...............................            162,969
                       Transfer agent fees--Class A ...............................            158,552
                       Printing and shareholder reports ...........................             60,850
                       Registration fees ..........................................             56,145
                       Account maintenance and distribution fees--Class R .........             50,087
                       Professional fees ..........................................             16,443
                       Transfer agent fees--Class R ...............................             14,341
                       Other ......................................................              7,053
                                                                                       ---------------
                       Total expenses .............................................                              4,950,172
                                                                                                           ---------------
                       Investment income--net .....................................                                116,635
                                                                                                           ---------------
==========================================================================================================================
Realized & Unrealized Gain Allocated from the Portfolio--Net
--------------------------------------------------------------------------------------------------------------------------
                       Realized gain on investments--net ..........................                             33,156,141
                       Change in unrealized appreciation on investments--net ......                             26,344,859
                                                                                                           ---------------
                       Total realized and unrealized gain--net ....................                             59,501,000
                                                                                                           ---------------
                       Net Increase in Net Assets Resulting from Operations .......                        $    59,617,635
                                                                                                           ===============

      See Notes to Financial Statements.


10      MERRILL LYNCH LARGE CAP VALUE FUND      APRIL 30, 2005

Statements of Changes in Net Assets           Merrill Lynch Large Cap Value Fund

                                                                                          For the Six          For the
                                                                                         Months Ended        Year Ended
                                                                                           April 30,         October 31,
Increase (Decrease) in Net Assets:                                                           2005               2004
==========================================================================================================================
Operations
--------------------------------------------------------------------------------------------------------------------------
                       Investment income (loss)--net ..............................    $       116,635     $    (1,096,859)
                       Realized gain--net .........................................         33,156,141          78,138,759
                       Change in unrealized appreciation--net .....................         26,344,859          (2,549,598)
                                                                                       -----------------------------------
                       Net increase in net assets resulting from operations .......         59,617,635          74,492,302
                                                                                       -----------------------------------
==========================================================================================================================
Distributions to Shareholders
--------------------------------------------------------------------------------------------------------------------------
                       Realized gain--net:
                        Class A ...................................................         (8,283,910)                 --
                        Class B ...................................................        (10,290,416)                 --
                        Class C ...................................................        (10,721,593)                 --
                        Class I ...................................................         (8,685,584)                 --
                        Class R ...................................................           (707,934)                 --
                                                                                       -----------------------------------
                       Net decrease in net assets resulting from distributions to
                        shareholders ..............................................        (38,689,437)                 --
                                                                                       -----------------------------------
==========================================================================================================================
Capital Share Transactions
--------------------------------------------------------------------------------------------------------------------------
                       Net increase in net assets derived from capital share
                        transactions ..............................................        228,752,145         220,472,373
                                                                                       -----------------------------------
==========================================================================================================================
Net Assets
--------------------------------------------------------------------------------------------------------------------------
                       Total increase in net assets ...............................        249,680,343         294,964,675
                       Beginning of period ........................................        809,716,103         514,751,428
                                                                                       -----------------------------------
                       End of period* .............................................    $ 1,059,396,446     $   809,716,103
                                                                                       ===================================
                        * Undistributed investment income--net ....................    $       116,635                  --
                                                                                       ===================================

      See Notes to Financial Statements.


        MERRILL LYNCH LARGE CAP VALUE FUND      APRIL 30, 2005                11

Financial Highlights                          Merrill Lynch Large Cap Value Fund

                                                                                            Class A
                                                             ---------------------------------------------------------------------
                                                              For the Six                      For the Year Ended
                                                             Months Ended                          October 31,
The following per share data and ratios have been derived      April 30,      ----------------------------------------------------
from information provided in the financial statements.           2005           2004           2003          2002           2001
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
                  Net asset value, beginning of period ...   $  14.53         $  12.77       $  10.14      $  10.62       $  11.61
                                                             ---------------------------------------------------------------------
                  Investment income--net**** .............        .03              .03            .03           .04            .04
                  Realized and unrealized gain (loss)--net       1.13             1.73           2.60          (.52)         (1.02)
                                                             ---------------------------------------------------------------------
                  Total from investment operations .......       1.16             1.76           2.63          (.48)          (.98)
                                                             ---------------------------------------------------------------------
                  Less distributions:
                   Realized gain--net ....................       (.66)              --             --            --             --
                   Return of capital--net ................         --               --             --            --           (.01)
                                                             ---------------------------------------------------------------------
                  Total distributions ....................       (.66)              --             --            --           (.01)
                                                             ---------------------------------------------------------------------
                  Net asset value, end of period .........   $  15.03         $  14.53       $  12.77      $  10.14       $  10.62
                                                             =====================================================================
==================================================================================================================================
Total Investment Return**
----------------------------------------------------------------------------------------------------------------------------------
                  Based on net asset value per share .....       8.04%+          13.78%         25.94%        (4.52%)        (8.43%)
                                                             =====================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                  Expenses*** ............................       1.22%*           1.26%          1.28%         1.28%          1.29%
                                                             =====================================================================
                  Investment income--net .................        .34%*            .21%           .24%          .49%           .32%
                                                             =====================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                  Net assets, end of period (in thousands)   $259,110         $161,867       $ 90,358      $ 46,020       $ 37,190
                                                             =====================================================================
                  Portfolio turnover of the Portfolio ....      45.62%          127.59%        157.04%       136.92%        168.54%
                                                             =====================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
***   Includes the Fund's share of the Portfolio's allocated expenses.
****  Based on average shares outstanding.
+     Aggregate total investment return.

      See Notes to Financial Statements.


12      MERRILL LYNCH LARGE CAP VALUE FUND      APRIL 30, 2005

Financial Highlights (continued)              Merrill Lynch Large Cap Value Fund

                                                                                            Class B
                                                             ---------------------------------------------------------------------
                                                              For the Six                      For the Year Ended
                                                             Months Ended                          October 31,
The following per share data and ratios have been derived      April 30,      ----------------------------------------------------
from information provided in the financial statements.           2005           2004           2003          2002           2001
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
                  Net asset value, beginning of period ...   $  14.02         $  12.41       $   9.93      $  10.48       $  11.54
                                                             ---------------------------------------------------------------------
                  Investment loss--net**** ...............       (.03)            (.07)          (.05)         (.03)          (.04)
                  Realized and unrealized gain (loss)--net       1.09             1.68           2.53          (.52)         (1.02)
                                                             ---------------------------------------------------------------------
                  Total from investment operations .......       1.06             1.61           2.48          (.55)         (1.06)
                                                             ---------------------------------------------------------------------
                  Less distributions:
                   Realized gain--net ....................       (.66)              --             --            --             --
                   Return of capital--net ................         --               --             --            --             --@
                                                             ---------------------------------------------------------------------
                  Total distributions ....................       (.66)              --             --            --             --@
                                                             ---------------------------------------------------------------------
                  Net asset value, end of period .........   $  14.42         $  14.02       $  12.41      $   9.93       $  10.48
                                                             =====================================================================
==================================================================================================================================
Total Investment Return**
----------------------------------------------------------------------------------------------------------------------------------
                  Based on net asset value per share .....       7.61%+          12.97%         24.97%        (5.25%)        (9.18%)
                                                             =====================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                  Expenses*** ............................       1.99%*           2.02%          2.05%         2.05%          2.07%
                                                             =====================================================================
                  Investment loss--net ...................       (.37%)*          (.53%)         (.50%)        (.28%)         (.44%)
                                                             =====================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                  Net assets, end of period (in thousands)   $233,729         $222,055       $202,190      $174,623       $167,613
                                                             =====================================================================
                  Portfolio turnover of the Portfolio ....      45.62%          127.59%        157.04%       136.92%        168.54%
                                                             =====================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
***   Includes the Fund's share of the Portfolio's allocated expenses.
****  Based on average shares outstanding.
+     Aggregate total investment return.
@     Amount is less than $(.01) per share.

      See Notes to Financial Statements.


        MERRILL LYNCH LARGE CAP VALUE FUND      APRIL 30, 2005                13

Financial Highlights (continued)              Merrill Lynch Large Cap Value Fund

                                                                                            Class C
                                                             ---------------------------------------------------------------------
                                                              For the Six                      For the Year Ended
                                                             Months Ended                          October 31,
The following per share data and ratios have been derived      April 30,      ----------------------------------------------------
from information provided in the financial statements.           2005           2004           2003          2002           2001
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
                  Net asset value, beginning of period ...   $  14.01         $  12.41       $   9.93      $  10.48       $  11.54
                                                             ---------------------------------------------------------------------
                  Investment loss--net**** ...............       (.03)            (.07)          (.05)         (.03)          (.04)
                  Realized and unrealized gain (loss)--net       1.10             1.67           2.53          (.52)         (1.02)
                                                             ---------------------------------------------------------------------
                  Total from investment operations .......       1.07             1.60           2.48          (.55)         (1.06)
                                                             ---------------------------------------------------------------------
                  Less distributions:
                   Realized gain--net ....................       (.66)              --             --            --             --
                   Return of capital--net ................         --               --             --            --             --@
                                                             ---------------------------------------------------------------------
                  Total distributions ....................       (.66)              --             --            --             --@
                                                             ---------------------------------------------------------------------
                  Net asset value, end of period .........   $  14.42         $  14.01       $  12.41      $   9.93       $  10.48
                                                             =====================================================================
==================================================================================================================================
Total Investment Return**
----------------------------------------------------------------------------------------------------------------------------------
                  Based on net asset value per share .....       7.69%+          12.89%         24.97%        (5.25%)        (9.18%)
                                                             =====================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                  Expenses*** ............................       1.99%*           2.03%          2.06%         2.05%          2.07%
                                                             =====================================================================
                  Investment loss--net ...................       (.40%)*          (.54%)         (.51%)        (.28%)         (.45%)
                                                             =====================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                  Net assets, end of period (in thousands)   $297,173         $219,806       $129,456      $ 95,895       $ 77,901
                                                             =====================================================================
                  Portfolio turnover of the Portfolio ....      45.62%          127.59%        157.04%       136.92%        168.54%
                                                             =====================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
***   Includes the Fund's share of the Portfolio's allocated expenses.
****  Based on average shares outstanding.
+     Aggregate total investment return.
@     Amount is less than $(.01) per share.

      See Notes to Financial Statements.


14      MERRILL LYNCH LARGE CAP VALUE FUND      APRIL 30, 2005

Financial Highlights (continued)              Merrill Lynch Large Cap Value Fund

                                                                                            Class I
                                                             ---------------------------------------------------------------------
                                                              For the Six                      For the Year Ended
                                                             Months Ended                          October 31,
The following per share data and ratios have been derived      April 30,      ----------------------------------------------------
from information provided in the financial statements.           2005           2004           2003          2002           2001
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
                  Net asset value, beginning of period ...   $  14.71         $  12.89       $  10.21      $  10.67       $  11.64
                                                             ---------------------------------------------------------------------
                  Investment income--net**** .............        .05              .07            .06           .05            .07
                  Realized and unrealized gain (loss)--net       1.14             1.75           2.62          (.51)         (1.03)
                                                             ---------------------------------------------------------------------
                  Total from investment operations .......       1.19             1.82           2.68          (.46)          (.96)
                                                             ---------------------------------------------------------------------
                  Less distributions:
                   Realized gain--net ....................       (.66)              --             --            --             --
                   Return of capital--net ................         --               --             --            --           (.01)
                                                             ---------------------------------------------------------------------
                  Total distributions ....................       (.66)              --             --            --           (.01)
                                                             ---------------------------------------------------------------------
                  Net asset value, end of period .........   $  15.24         $  14.71       $  12.89      $  10.21       $  10.67
                                                             =====================================================================
==================================================================================================================================
Total Investment Return**
----------------------------------------------------------------------------------------------------------------------------------
                  Based on net asset value per share .....       8.15%+          14.12%         26.25%        (4.31%)        (8.21%)
                                                             =====================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                  Expenses*** ............................        .97%*           1.01%          1.03%         1.03%          1.04%
                                                             =====================================================================
                  Investment income--net .................        .63%*            .49%           .51%          .76%           .60%
                                                             =====================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                  Net assets, end of period (in thousands)   $242,595         $194,625       $ 92,736      $ 66,754       $ 42,641
                                                             =====================================================================
                  Portfolio turnover of the Portfolio ....      45.62%          127.59%        157.04%       136.92%        168.54%
                                                             =====================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
***   Includes the Fund's share of the Portfolio's allocated expenses.
****  Based on average shares outstanding.
+     Aggregate total investment return.

      See Notes to Financial Statements.


        MERRILL LYNCH LARGE CAP VALUE FUND      APRIL 30, 2005                15

Financial Highlights (concluded)              Merrill Lynch Large Cap Value Fund

                                                                                           Class R
                                                                     ----------------------------------------------------
                                                                      For the Six            For the      For the Period
                                                                     Months Ended          Year Ended    January 3, 2003+
The following per share data and ratios have been derived              April 30,           October 31,    to October 31,
from information provided in the financial statements.                   2005                 2004            2003
=========================================================================================================================
Per Share Operating Performance
-------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period .....    $       14.23       $       12.54      $       10.12
                                                                     ----------------------------------------------------
                       Investment income (loss)--net**** ........              .01                  --++              .01
                       Realized and unrealized gain--net ........             1.11                1.69               2.41
                                                                     ----------------------------------------------------
                       Total from investment operations .........             1.12                1.69               2.42
                                                                     ----------------------------------------------------
                       Less distributions from realized gain--net             (.66)                 --                 --
                                                                     ----------------------------------------------------
                       Net asset value, end of period ...........    $       14.69       $       14.23      $       12.54
                                                                     ====================================================
=========================================================================================================================
Total Investment Return**
-------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share .......             7.93%@             13.48%             23.91%@
                                                                     ====================================================
=========================================================================================================================
Ratios to Average Net Assets
-------------------------------------------------------------------------------------------------------------------------
                       Expenses*** ..............................             1.47%*              1.53%              1.53%*
                                                                     ====================================================
                       Investment income (loss)--net ............              .07%*              (.03%)              .01%*
                                                                     ====================================================
=========================================================================================================================
Supplemental Data
-------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands) .    $      26,790       $      11,362      $          12
                                                                     ====================================================
                       Portfolio turnover of the Portfolio ......            45.62%             127.59%            157.04%
                                                                     ====================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
***   Includes the Fund's share of the Portfolio's allocated expenses.
****  Based on average shares outstanding.
+     Commencement of operations.
++    Amount is less than $(.01) per share.
@     Aggregate total investment return.

      See Notes to Financial Statements.


16      MERRILL LYNCH LARGE CAP VALUE FUND      APRIL 30, 2005

Notes to Financial Statements                 Merrill Lynch Large Cap Value Fund

1. Significant Accounting Policies:

Merrill Lynch Large Cap Value Fund of Merrill Lynch Large Cap Series Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company. The Fund seeks to achieve its investment objective by investing all of its assets in Master Large Cap Value Portfolio (the "Portfolio"), which is a portfolio of Master Large Cap Series Trust that has the same investment objective and strategies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The percentage of the Portfolio owned by the Fund at April 30, 2005 was 100%. The Fund offers multiple classes of shares. Shares of Class A and Class I are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B, Class C and Class R Shares bear certain expenses related to the account maintenance of such shares, and Class B, Class C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B shareholders may vote on certain changes to the Class A distribution plan). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in
Note 1(a) of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions in the Portfolio are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Fund has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

The Fund has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.


        MERRILL LYNCH LARGE CAP VALUE FUND      APRIL 30, 2005                17

Notes to Financial Statements (continued)     Merrill Lynch Large Cap Value Fund

Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                  Account           Distribution
                                               Maintenance Fee          Fee
--------------------------------------------------------------------------------
Class A ................................            .25%                 --
Class B ................................            .25%                .75%
Class C ................................            .25%                .75%
Class R ................................            .25%                .25%
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of FAM, also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B, Class C and Class R shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B, Class C and Class R shareholders.

For the six months ended April 30, 2005, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class I Shares as follows:

--------------------------------------------------------------------------------
                                                    FAMD                 MLPF&S
--------------------------------------------------------------------------------
Class A ............................              $ 16,402              $202,771
Class I ............................              $    160              $  2,646
--------------------------------------------------------------------------------

For the six months ended April 30, 2005, MLPF&S received contingent deferred sales charges of $91,371 and $13,735 relating to transactions in Class B and Class C Shares, respectively.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, FAMD, PSI, FDS, and/or ML & Co.

3. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $228,752,145 and $220,472,373 for the six months ended April 30, 2005 and the year ended October 31, 2004, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                     Dollar
Ended April 30, 2005                              Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................          6,880,075       $ 106,413,499
Automatic conversion of shares .........            503,191           7,720,944
Shares issued resulting from
   reinvestment of distributions .......            493,981           7,315,853
                                              ---------------------------------
Total issued ...........................          7,877,247         121,450,296
Shares redeemed ........................         (1,780,377)        (27,372,633)
                                              ---------------------------------
Net increase ...........................          6,096,870       $  94,077,663
                                              =================================

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended October 31, 2004                            Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................          6,851,969       $  96,047,859
Automatic conversion of shares .........            617,127           8,580,936
                                              ---------------------------------
Total issued ...........................          7,469,096         104,628,795
Shares redeemed ........................         (3,406,539)        (46,365,233)
                                              ---------------------------------
Net increase ...........................          4,062,557       $  58,263,562
                                              =================================

--------------------------------------------------------------------------------
Class B Shares for the Six Months                                     Dollar
Ended April 30, 2005                              Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................          2,423,435       $  35,875,274
Shares issued resulting from
   reinvestment of distributions .......            645,905           9,204,154
                                              ---------------------------------
Total issued ...........................          3,069,340          45,079,428
                                              ---------------------------------
Automatic conversion of shares .........           (522,826)         (7,720,944)
Shares redeemed ........................         (2,182,223)        (32,287,133)
                                              ---------------------------------
Total redeemed .........................         (2,705,049)        (40,008,077)
                                              ---------------------------------
Net increase ...........................            364,291       $   5,071,351
                                              =================================

--------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended October 31, 2004                            Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................          3,414,404       $  46,104,000
                                              ---------------------------------
Automatic conversion of shares .........           (637,251)         (8,580,936)
Shares redeemed ........................         (3,226,808)        (43,435,015)
                                              ---------------------------------
Total redeemed .........................         (3,864,059)        (52,015,951)
                                              ---------------------------------
Net decrease ...........................           (449,655)      $  (5,911,951)
                                              =================================


18      MERRILL LYNCH LARGE CAP VALUE FUND      APRIL 30, 2005

Notes to Financial Statements (concluded)     Merrill Lynch Large Cap Value Fund

--------------------------------------------------------------------------------
Class C Shares for the Six Months                                     Dollar
Ended April 30, 2005                              Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................          5,865,622       $  86,972,940
Shares issued resulting from
   reinvestment of distributions .......            699,915           9,966,785
                                              ---------------------------------
Total issued ...........................          6,565,537          96,939,725
Shares redeemed ........................         (1,639,349)        (24,277,376)
                                              ---------------------------------
Net increase ...........................          4,926,188       $  72,662,349
                                              =================================

--------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended October 31, 2004                            Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................          7,243,397       $  98,014,167
Shares redeemed ........................         (1,990,871)        (26,850,346)
                                              ---------------------------------
Net increase ...........................          5,252,526       $  71,163,821
                                              =================================

--------------------------------------------------------------------------------
Class I Shares for the Six Months                                     Dollar
Ended April 30, 2005                              Shares              Amount
--------------------------------------------------------------------------------
Total sold .............................          4,713,361       $  73,559,243
Shares issued resulting from
    reinvestment of distributions ......            549,731           8,245,964
                                              ---------------------------------
Total issued ...........................          5,263,092          81,805,207
Shares redeemed ........................         (2,580,921)        (40,276,623)
                                              ---------------------------------
Net increase ...........................          2,682,171       $  41,528,584
                                              =================================

--------------------------------------------------------------------------------
Class I Shares for the Year                                           Dollar
Ended October 31, 2004                            Shares              Amount
--------------------------------------------------------------------------------
Total sold .............................          8,635,426       $ 122,477,143
Shares redeemed ........................         (2,595,641)        (36,662,508)
                                              ---------------------------------
Net increase ...........................          6,039,785       $  85,814,635
                                              =================================

--------------------------------------------------------------------------------
Class R Shares for the Six Months                                     Dollar
Ended April 30, 2005                              Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................          1,247,481       $  18,797,144
Shares issued resulting from
   reinvestment of distributions .......             48,890             707,933
                                              ---------------------------------
Total issued ...........................          1,296,371          19,505,077
Shares redeemed ........................           (270,970)         (4,092,879)
                                              ---------------------------------
Net increase ...........................          1,025,401       $  15,412,198
                                              =================================

--------------------------------------------------------------------------------
Class R Shares for the Year                                           Dollar
Ended October 31, 2004                            Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................            949,150       $  13,228,217
Shares redeemed ........................           (151,527)         (2,085,911)
                                              ---------------------------------
Net increase ...........................            797,623       $  11,142,306
                                              =================================

4. Capital Loss Carryforward:

On October 31, 2004, the Fund had a net capital loss carryforward of $314,488, of which $119,110 expires in 2009 and $195,378 expires in 2010. This amount will be available to offset like amounts of any future taxable gains.


        MERRILL LYNCH LARGE CAP VALUE FUND      APRIL 30, 2005                19

Portfolio Information as of April 30, 2005      Master Large Cap Value Portfolio

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
Exxon Mobil Corp. ....................................................   7.1%
General Electric Co. .................................................   3.6
ChevronTexaco Corp. ..................................................   2.5
ConocoPhillips .......................................................   2.2
Citigroup, Inc. ......................................................   2.1
Hewlett-Packard Co. ..................................................   2.0
The Allstate Corp. ...................................................   1.7
Lehman Brothers Holdings, Inc. .......................................   1.5
Prudential Financial, Inc. ...........................................   1.5
Occidental Petroleum Corp. ...........................................   1.4
--------------------------------------------------------------------------------

                                                                      Percent of
Sector* Representation                                         Total Investments
--------------------------------------------------------------------------------
Energy ...............................................................   21.3%
Financials ...........................................................   20.8
Information Technology ...............................................   14.3
Consumer Discretionary ...............................................    8.7
Industrials ..........................................................    8.5
Materials ............................................................    7.7
Health Care ..........................................................    7.3
Utilities ............................................................    3.4
Consumer Staples .....................................................    2.8
Other** ..............................................................    5.2
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      Percent of
Five Largest Industries*                                              Net Assets
--------------------------------------------------------------------------------
Oil & Gas ............................................................  22.4%
Insurance ............................................................  13.7
Health Care Providers & Services .....................................   6.6
Computers & Peripherals ..............................................   5.6
Software .............................................................   4.3
--------------------------------------------------------------------------------
* For Portfolio compliance purposes, "Sector" and "Industries" mean any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.
**    Includes portfolio holdings in short-term investments.


20      MERRILL LYNCH LARGE CAP VALUE FUND      APRIL 30, 2005

Schedule of Investments                         Master Large Cap Value Portfolio

Sector*                   Industry*                  Shares Held     Common Stocks                                       Value
===================================================================================================================================
Consumer                  Automobiles--0.6%              687,000     Ford Motor Co.                                 $     6,258,570
Discretionary--9.2%       ---------------------------------------------------------------------------------------------------------
                          Hotels, Restaurants &          370,000     Darden Restaurants, Inc.                            11,100,000
                          Leisure--1.0%
                          ---------------------------------------------------------------------------------------------------------
                          Household Durables--1.0%       210,000     Lennar Corp. Class A                                10,808,700
                          ---------------------------------------------------------------------------------------------------------
                          Leisure Equipment &            450,000     Eastman Kodak Co. (d)                               11,250,000
                          Products--1.3%                 110,000     Mattel, Inc.                                         1,985,500
                                                                                                                    ---------------
                                                                                                                         13,235,500
                          ---------------------------------------------------------------------------------------------------------
                          Multiline Retail--3.2%         367,000     Dillard's, Inc. Class A                              8,540,090
                                                          42,000     Federated Department Stores (d)                      2,415,000
                                                         270,000     JC Penney Co., Inc.                                 12,800,700
                                                         200,000     Nordstrom, Inc.                                     10,166,000
                                                                                                                    ---------------
                                                                                                                         33,921,790
                          ---------------------------------------------------------------------------------------------------------
                          Specialty Retail--2.1%         410,000     American Eagle Outfitters                           10,750,200
                                                         620,000     Autonation, Inc. (c)(d)                             11,327,400
                                                                                                                    ---------------
                                                                                                                         22,077,600
                          ---------------------------------------------------------------------------------------------------------
                                                                     Total Consumer Discretionary                        97,402,160
===================================================================================================================================
Consumer Staples--        Beverages--0.7%                286,000     PepsiAmericas, Inc.                                  7,061,340
3.0%                      ---------------------------------------------------------------------------------------------------------
                          Food Products--2.1%            630,000     Archer-Daniels-Midland Co.                          11,333,700
                                                         310,000     Pilgrim's Pride Corp.                               11,187,900
                                                                                                                    ---------------
                                                                                                                         22,521,600
                          ---------------------------------------------------------------------------------------------------------
                          Tobacco--0.2%                   30,000     Altria Group, Inc.                                   1,949,700
                          ---------------------------------------------------------------------------------------------------------
                                                                     Total Consumer Staples                              31,532,640
===================================================================================================================================
Energy--22.4%             Oil & Gas--22.4%               116,000     Amerada Hess Corp.                                  10,863,400
                                                         190,000     Anadarko Petroleum Corp.                            13,877,600
                                                          30,000     Apache Corp.                                         1,688,700
                                                         280,000     Burlington Resources, Inc.                          13,610,800
                                                         503,000     ChevronTexaco Corp.                                 26,156,000
                                                         220,000     ConocoPhillips                                      23,067,000
                                                         320,000     Devon Energy Corp.                                  14,454,400
                                                       1,320,000     Exxon Mobil Corp.                                   75,279,600
                                                         220,000     Occidental Petroleum Corp.                          15,180,000
                                                         120,000     Sunoco, Inc.                                        11,911,200
                                                         230,000     Unocal Corp.                                        12,546,500
                                                         200,000     Valero Energy Corp.                                 13,706,000
                                                         320,000     Williams Cos., Inc.                                  5,446,400
                          ---------------------------------------------------------------------------------------------------------
                                                                     Total Energy                                       237,787,600
                          =========================================================================================================


        MERRILL LYNCH LARGE CAP VALUE FUND      APRIL 30, 2005                21

Schedule of Investments (continued)             Master Large Cap Value Portfolio

Sector*                   Industry*                  Shares Held     Common Stocks                                       Value
===================================================================================================================================
Financials--21.9%         Capital Markets--3.9%           10,000     AG Edwards, Inc.                               $       397,100
                                                         130,000     The Bear Stearns Cos., Inc. (d)                     12,305,800
                                                         110,000     Goldman Sachs Group, Inc.                           11,746,900
                                                         170,000     Lehman Brothers Holdings, Inc.                      15,592,400
                                                          30,000     Morgan Stanley                                       1,578,600
                                                                                                                    ---------------
                                                                                                                         41,620,800
                          ---------------------------------------------------------------------------------------------------------
                          Commercial Banks--1.0%         240,000     Bank of America Corp.                               10,809,600
                          ---------------------------------------------------------------------------------------------------------
                          Consumer Finance--1.1%         710,000     Providian Financial Corp. (c)(d)                    11,835,700
                          ---------------------------------------------------------------------------------------------------------
                          Diversified Financial          480,000     Citigroup, Inc.                                     22,540,800
                          Services--2.2%
                          ---------------------------------------------------------------------------------------------------------
                          Insurance--13.7%               310,000     Allmerica Financial Corp. (c)                       10,406,700
                                                         320,000     The Allstate Corp.                                  17,971,200
                                                         270,000     American Financial Group, Inc.                       8,394,300
                                                         170,000     Chubb Corp. (d)                                     13,902,600
                                                         270,000     Cincinnati Financial Corp.                          10,864,800
                                                          50,000     Hartford Financial Services Group, Inc.              3,618,500
                                                         240,000     Lincoln National Corp.                              10,792,800
                                                          70,000     Mercury General Corp.                                3,700,200
                                                         284,000     Metlife, Inc.                                       11,047,600
                                                         132,000     Nationwide Financial Services Class A                4,676,760
                                                         270,000     Prudential Financial, Inc.                          15,430,500
                                                         220,000     Safeco Corp.                                        11,587,400
                                                         700,000     UnumProvident Corp.                                 11,704,000
                                                         350,000     WR Berkley Corp.                                    11,375,000
                                                                                                                    ---------------
                                                                                                                        145,472,360
                          ---------------------------------------------------------------------------------------------------------
                                                                     Total Financials                                   232,279,260
===================================================================================================================================
Health Care--7.7%         Biotechnology--1.1%            160,000     Invitrogen Corp. (c)                                11,723,200
                          ---------------------------------------------------------------------------------------------------------
                          Health Care Providers &        190,000     Aetna, Inc. New Shares                              13,940,300
                          Services--6.6%                  20,000     AmerisourceBergen Corp.                              1,225,600
                                                         150,000     Cigna Corp.                                         13,797,000
                                                         240,000     HCA, Inc.                                           13,401,600
                                                         370,000     Humana, Inc. (c)                                    12,820,500
                                                          60,000     Laboratory Corp. of America Holdings (c)             2,970,000
                                                         200,000     PacifiCare Health Systems (c)                       11,952,000
                                                                                                                    ---------------
                                                                                                                         70,107,000
                          ---------------------------------------------------------------------------------------------------------
                                                                     Total Health Care                                   81,830,200
===================================================================================================================================
Industrials--8.9%         Aerospace & Defense--0.7%      194,000     Goodrich Corp.                                       7,818,200
                          ---------------------------------------------------------------------------------------------------------
                          Electrical Equipment--1.0%     240,000     Rockwell Automation, Inc.                           11,095,200
                          ---------------------------------------------------------------------------------------------------------
                          Industrial                   1,040,000     General Electric Co.                                37,648,000
                          Conglomerates--3.6%
                          ---------------------------------------------------------------------------------------------------------
                          Machinery--1.0%                124,000     Cummins, Inc.                                        8,432,000
                                                          85,000     Timken Co.                                           2,111,400
                                                                                                                    ---------------
                                                                                                                         10,543,400
                          ---------------------------------------------------------------------------------------------------------
                          Road & Rail--2.6%              146,000     CNF, Inc.                                            6,241,500
                                                         323,000     Norfolk Southern Corp.                              10,142,200
                                                         230,000     Yellow Roadway Corp. (c)(d)                         11,270,000
                                                                                                                    ---------------
                                                                                                                         27,653,700
                          ---------------------------------------------------------------------------------------------------------
                                                                     Total Industrials                                   94,758,500
                          =========================================================================================================


22      MERRILL LYNCH LARGE CAP VALUE FUND      APRIL 30, 2005

Schedule of Investments (continued)             Master Large Cap Value Portfolio

Sector*                   Industry*                  Shares Held     Common Stocks                                       Value
===================================================================================================================================
Information               Communications                 402,000     Motorola, Inc.                                 $     6,166,680
Technology--15.1%         Equipment--0.6%
                          ---------------------------------------------------------------------------------------------------------
                          Computers &                  1,010,000     Hewlett-Packard Co.                                 20,674,700
                          Peripherals--5.6%              290,000     NCR Corp. (c)                                        9,570,000
                                                         270,000     QLogic Corp. (c)                                     8,974,800
                                                         390,000     Storage Technology Corp. (c)                        10,842,000
                                                         740,000     Western Digital Corp. (c)(d)                         9,390,600
                                                                                                                    ---------------
                                                                                                                         59,452,100
                          ---------------------------------------------------------------------------------------------------------
                          Electronic Equipment &         650,000     Ingram Micro, Inc. Class A (c)                      10,829,000
                          Instruments--1.0%
                          ---------------------------------------------------------------------------------------------------------
                          IT Services--2.6%               67,000     Checkfree Corp. (c)                                  2,457,560
                                                         196,000     Computer Sciences Corp. (c)                          8,522,080
                                                         360,000     Electronic Data Systems Corp.                        6,966,000
                                                         490,000     Sabre Holdings Corp. Class A                         9,584,400
                                                                                                                    ---------------
                                                                                                                         27,530,040
                          ---------------------------------------------------------------------------------------------------------
                          Office Electronics--1.0%       810,000     Xerox Corp. (c)(d)                                  10,732,500
                          ---------------------------------------------------------------------------------------------------------
                          Software--4.3%                 245,000     Autodesk, Inc. (d)                                   7,798,350
                                                         680,000     BMC Software, Inc. (c)                              11,016,000
                                                       1,020,000     Compuware Corp. (c)                                  6,069,000
                                                         470,000     McAfee, Inc. (c)(d)                                  9,827,700
                                                         880,000     Oracle Corp. (c)                                    10,172,800
                                                                                                                    ---------------
                                                                                                                         44,883,850
                          ---------------------------------------------------------------------------------------------------------
                                                                     Total Information Technology                       159,594,170
===================================================================================================================================
Materials--8.1%           Chemicals--2.9%                115,000     E.I. du Pont de Nemours & Co.                        5,417,650
                                                         230,000     Eastman Chemical Co.                                12,420,000
                                                         230,000     Monsanto Co.                                        13,482,600
                                                                                                                    ---------------
                                                                                                                         31,320,250
                          ---------------------------------------------------------------------------------------------------------
                          Containers &                   190,000     Ball Corp.                                           7,505,000
                          Packaging--1.2%                200,000     Owens-Illinois, Inc. (c)                             4,904,000
                                                                                                                    ---------------
                                                                                                                         12,409,000
                          ---------------------------------------------------------------------------------------------------------
                          Metals & Mining--3.1%          230,000     Nucor Corp.                                         11,753,000
                                                         107,000     Phelps Dodge Corp.                                   9,185,950
                                                         270,000     United States Steel Corp.                           11,545,200
                                                                                                                    ---------------
                                                                                                                         32,484,150
                          ---------------------------------------------------------------------------------------------------------
                          Paper & Forest                 311,000     MeadWestvaco Corp.                                   9,158,950
                          Products--0.9%
                          ---------------------------------------------------------------------------------------------------------
                                                                     Total Materials                                     85,372,350
===================================================================================================================================
Utilities--3.5%           Electric Utilities--2.9%       308,000     Edison International                                11,180,400
                                                         306,000     Northeast Utilities                                  5,602,860
                                                         170,000     TXU Corp.                                           14,584,300
                                                                                                                    ---------------
                                                                                                                         31,367,560
                          ---------------------------------------------------------------------------------------------------------
                          Multi-Utilities &            1,780,000     Dynegy, Inc. Class A (c)                             5,963,000
                          Unregulated Power--0.6%
                          ---------------------------------------------------------------------------------------------------------
                                                                     Total Utilities                                     37,330,560
                          =========================================================================================================
                                                                     Total Investments in Common Stocks
                                                                     (Cost--$939,556,216)--99.8%                      1,057,887,440
                          =========================================================================================================


        MERRILL LYNCH LARGE CAP VALUE FUND      APRIL 30, 2005                23

Schedule of Investments (concluded)             Master Large Cap Value Portfolio

                                             Beneficial Interest     Short-Term Securities                               Value
                          =========================================================================================================
                                                     $ 4,262,821     Merrill Lynch Liquidity Series, LLC Cash
                                                                     Sweep Series I (a)                             $     4,262,821
                                                      53,754,550     Merrill Lynch Liquidity Series, LLC Money
                                                                     Market Series (a)(b)                                53,754,550
                          ---------------------------------------------------------------------------------------------------------
                                                                     Total Investments in Short-Term Securities
                                                                     (Cost--$58,017,371)--5.5%                           58,017,371
                          =========================================================================================================
                          Total Investments (Cost--$997,573,587**)--105.3%                                            1,115,904,811

                          Liabilities in Excess of Other Assets--(5.3%)                                                 (55,667,349)
                                                                                                                    ---------------
                          Net Assets--100.0%                                                                        $ 1,060,237,462
                                                                                                                    ===============

* For Portfolio compliance purposes, "Sector" and "Industry" mean any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.
** The cost and unrealized appreciation (depreciation) of investments as of April 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost .........................................   $1,002,285,394
                                                                 ==============
      Gross unrealized appreciation ..........................   $  145,226,587
      Gross unrealized depreciation ..........................      (31,607,170)
                                                                 --------------
      Net unrealized appreciation ............................   $  113,619,417
                                                                 ==============

      See Notes to Financial Statements.

(a) Investments in companies considered to be an affiliate of the Portfolio (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
                                                            Net         Interest
      Affiliate                                          Activity        Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                              $ 3,059,720     $42,751
      Merrill Lynch Liquidity Series, LLC
       Money Market Series                              $18,531,350     $12,128
      --------------------------------------------------------------------------

(b)   Security was purchased with the cash proceeds from securities loans.
(c)   Non-income producing security.
(d)   Security, or a portion of security, is on loan.


24      MERRILL LYNCH LARGE CAP VALUE FUND      APRIL 30, 2005

Statement of Assets and Liabilities             Master Large Cap Value Portfolio

As of April 30, 2005
==========================================================================================================================
Assets
--------------------------------------------------------------------------------------------------------------------------
                       Investments in unaffiliated securities, at value
                        (including securities loaned of $52,329,777)
                        (identified cost--$939,556,216) ...........................                        $ 1,057,887,440
                       Investments in affiliated securities, at value
                        (identified cost--$58,017,371) ............................                             58,017,371
                       Receivables:
                          Contributions ...........................................    $     4,166,566
                          Securities sold .........................................          1,596,505
                          Dividends ...............................................            744,880
                          Interest from affiliates ................................             10,749
                          Securities lending ......................................              3,398           6,522,098
                                                                                       ---------------
                       Prepaid expenses ...........................................                                  9,881
                                                                                                           ---------------
                       Total assets ...............................................                          1,122,436,790
                                                                                                           ---------------
==========================================================================================================================
Liabilities
--------------------------------------------------------------------------------------------------------------------------
                       Collateral on securities loaned, at value ..................                             53,754,550
                       Payables:
                          Securities purchased ....................................          5,922,596
                          Withdrawals .............................................          1,777,419
                          Investment adviser ......................................            408,710
                          Custodian bank ..........................................            285,911
                          Other affiliates ........................................              6,680           8,401,316
                                                                                       ---------------
                       Accrued expenses ...........................................                                 43,462
                                                                                                           ---------------
                       Total liabilities ..........................................                             62,199,328
                                                                                                           ---------------
==========================================================================================================================
Net Assets
--------------------------------------------------------------------------------------------------------------------------
                       Net assets .................................................                        $ 1,060,237,462
                                                                                                           ===============
==========================================================================================================================
Net Assets Consist of
--------------------------------------------------------------------------------------------------------------------------
                       Investors' capital .........................................                        $   941,906,238
                       Unrealized appreciation--net ...............................                            118,331,224
                                                                                                           ---------------
                       Net Assets .................................................                        $ 1,060,237,462
                                                                                                           ===============

      See Notes to Financial Statements.


        MERRILL LYNCH LARGE CAP VALUE FUND      APRIL 30, 2005                25

Statement of Operations                         Master Large Cap Value Portfolio

For the Six Months Ended April 30, 2005
==========================================================================================================================
Investment Income
--------------------------------------------------------------------------------------------------------------------------
                       Dividends ..................................................                        $     7,665,097
                       Interest from affiliates ...................................                                 42,751
                       Securities lending--net ....................................                                 12,128
                                                                                                           ---------------
                       Total income ...............................................                              7,719,976
                                                                                                           ---------------
==========================================================================================================================
Expenses
--------------------------------------------------------------------------------------------------------------------------
                       Investment advisory fees ...................................    $     2,425,378
                       Accounting services ........................................            145,091
                       Custodian fees .............................................             32,300
                       Professional fees ..........................................             24,797
                       Trustees' fees and expenses ................................             16,275
                       Printing and shareholder reports ...........................              1,590
                       Pricing fees ...............................................                554
                       Other ......................................................              7,184
                                                                                       ---------------
                       Total expenses .............................................                              2,653,169
                                                                                                           ---------------
                       Investment income--net .....................................                              5,066,807
                                                                                                           ---------------
==========================================================================================================================
Realized & Unrealized Gain--Net
--------------------------------------------------------------------------------------------------------------------------
                       Realized gain on investments--net ..........................                             33,156,141
                       Change in unrealized appreciation on investments--net ......                             26,344,859
                                                                                                           ---------------
                       Total realized and unrealized gain--net ....................                             59,501,000
                                                                                                           ---------------
                       Net Increase in Net Assets Resulting from Operations .......                        $    64,567,807
                                                                                                           ===============

      See Notes to Financial Statements.


26      MERRILL LYNCH LARGE CAP VALUE FUND      APRIL 30, 2005

Statements of Changes in Net Assets             Master Large Cap Value Portfolio

                                                                                          For the Six          For the
                                                                                         Months Ended        Year Ended
                                                                                           April 30,         October 31,
Increase (Decrease) in Net Assets:                                                           2005               2004
==========================================================================================================================
Operations
--------------------------------------------------------------------------------------------------------------------------
                       Investment income--net .....................................    $     5,066,807     $     6,104,616
                       Realized gain--net .........................................         33,156,141          78,138,823
                       Change in unrealized appreciation--net .....................         26,344,859          (2,549,830)
                                                                                       -----------------------------------
                       Net increase in net assets resulting from operations .......         64,567,807          81,693,609
                                                                                       -----------------------------------
==========================================================================================================================
Capital Transactions
--------------------------------------------------------------------------------------------------------------------------
                       Proceeds from contributions ................................        357,058,789         375,871,386
                       Fair value of withdrawals ..................................       (171,878,489)       (162,332,461)
                                                                                       -----------------------------------
                       Net increase in net assets derived from capital transactions        185,180,300         213,538,925
                                                                                       -----------------------------------
==========================================================================================================================
Net Assets
--------------------------------------------------------------------------------------------------------------------------
                       Total increase in net assets ...............................        249,748,107         295,232,534
                       Beginning of period ........................................        810,489,355         515,256,821
                                                                                       -----------------------------------
                       End of period ..............................................    $ 1,060,237,462     $   810,489,355
                                                                                       ===================================

      See Notes to Financial Statements.

Financial Highlights                            Master Large Cap Value Portfolio

                                                          For the Six
                                                         Months Ended                   For the Year Ended October 31,
The following ratios have been derived                     April 30,       --------------------------------------------------------
from information provided in the financial statements.       2005             2004           2003           2002            2001
===================================================================================================================================
Total Investment Return**
-----------------------------------------------------------------------------------------------------------------------------------
               Total investment return ................        8.36%+           14.57%         27.05%         (3.40%)            --
                                                         ==========================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
               Expenses ...............................         .55%*             .56%           .57%           .60%            .67%
                                                         ==========================================================================
               Investment income--net .................        1.04%*             .93%           .97%          1.17%            .96%
                                                         ==========================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period (in thousands)  $1,060,237        $  810,489     $  515,257     $  386,918      $  328,219
                                                         ==========================================================================
               Portfolio turnover .....................       45.62%           127.59%        157.04%        136.92%         168.54%
                                                         ==========================================================================

*     Annualized.
** Total return is required to be disclosed for fiscal years beginning after December 15, 2000.
+     Aggregate total investment return.

      See Notes to Financial Statements.


        MERRILL LYNCH LARGE CAP VALUE FUND      APRIL 30, 2005                27

Notes to Financial Statements                   Master Large Cap Value Portfolio

1. Significant Accounting Policies:

Master Large Cap Value Portfolio (the "Portfolio") is part of Master Large Cap Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Portfolio, subject to certain limitations. The Portfolio's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Portfolio.

(a) Valuation of investments--Equity securities that are held by the Portfolio that are traded on stock exchanges or the NASDAQ National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, NASDAQ Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Portfolio employs pricing services to provide certain securities prices for the Portfolio. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Portfolio, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Portfolio under the general supervision of the Trust's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Portfolio's shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Portfolio's net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trust's Board of Trustees.

(b) Derivative financial instruments--The Portfolio may engage in various portfolio investment strategies both to increase the return of the Portfolio and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.


28      MERRILL LYNCH LARGE CAP VALUE FUND      APRIL 30, 2005

Notes to Financial Statements (continued)       Master Large Cap Value Portfolio

o Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific date and at a specific price or yield. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Portfolio may purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts--The Portfolio may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures--The Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--The Portfolio is considered as a "pass through" entity for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio's assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Securities lending--The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio on the next business day. Where the Portfolio receives securities as collateral for the loaned securities, it receives a fee from the borrower. The Portfolio typically receives the income on the loaned securities, but does not receive the income on the collateral. Where


        MERRILL LYNCH LARGE CAP VALUE FUND      APRIL 30, 2005                29

Notes to Financial Statements (concluded)       Master Large Cap Value Portfolio

the Portfolio receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Portfolio may pay reasonable finders, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(g) Custodian bank--The Portfolio recorded an amount payable to the custodian bank reflecting an overnight overdraft, which resulted from management estimates of available cash.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc.
("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at an annual rate of .50% of the average daily value of the Portfolio's net assets. FAM has entered into a Sub-Advisory Agreement with Merrill Lynch Asset Management U.K. Limited ("MLAM U.K."), an affiliate of FAM, pursuant to which MLAM U.K. provides investment advisory services to FAM with respect to the Portfolio. There is no increase in the aggregate fees paid by the Portfolio for these services.

The Portfolio has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of FAM, or its affiliates. As of April 30, 2005, the Portfolio lent securities with a value of $11,547,294 to MLPF&S or its affiliates. Pursuant to that order, the Portfolio also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market Portfolios advised by FAM or its affiliates. For the six months ended April 30, 2005, MLIM, LLC received $5,234 in securities lending agent fees.

For the six months ended April 30, 2005, the Portfolio reimbursed FAM $10,724 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, MLAM U.K., and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 2005 were $630,181,714 and $440,822,540, respectively.

4. Short-Term Borrowings:

The Portfolio, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Portfolio pays a commitment fee of .07% per annum based on the Portfolio's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Portfolio's election, the federal funds rate plus .50% or a base rate as defined in the credit agreement. The Portfolio did not borrow under the credit agreement during the six months ended April 30, 2005. On November 26, 2004, the credit agreement was renewed for one year under substantially the same terms.


30      MERRILL LYNCH LARGE CAP VALUE FUND      APRIL 30, 2005

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


        MERRILL LYNCH LARGE CAP VALUE FUND      APRIL 30, 2005                31

[LOGO] Merrill Lynch Investment Managers

www.mlim.ml.com

--------------------------------------------------------------------------------

Mercury Advisors

A Division of Merrill Lynch Investment Managers

www.mercury.ml.com


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Merrill Lynch Large Cap Value Fund of
Merrill Lynch Large Cap Series Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

                                                                  #CAPVAL--4/05

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Large Cap Value Fund of Merrill Lynch Large Cap Series Funds, Inc. and Master Large Cap Value Portfolio of Master Large Cap Series Trust


By: /s/ Robert C. Doll, Jr.
    ----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Merrill Lynch Large Cap Value Fund of Merrill Lynch Large Cap Series Funds, Inc. and Master Large Cap Value Portfolio of Master Large Cap Series Trust

Date: June 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Merrill Lynch Large Cap Value Fund of Merrill Lynch Large Cap Series Funds, Inc. and Master Large Cap Value Portfolio of Master Large Cap Series Trust

Date: June 20, 2005


By: /s/ Donald C. Burke
    ----------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Merrill Lynch Large Cap Value Fund of Merrill Lynch Large Cap Series Funds, Inc. and Master Large Cap Value Portfolio of Master Large Cap Series Trust

Date: June 20, 2005